Commitments and contingencies (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013 Office space and warehouse facilities	Jun. 30, 2012 Office space and warehouse facilities	Dec. 31, 2012 Office space and warehouse facilities	Dec. 31, 2011 Office space and warehouse facilities	Dec. 31, 2010 Office space and warehouse facilities	Dec. 31, 2012 Service vehicle Number	Dec. 31, 2011 Service vehicle	Dec. 31, 2010 Service vehicle	Jan. 31, 2012 Service vehicle Number
Operating Leased Assets [Line Items]
Rent expense, gross	$ 244,153	$ 97,174	$ 595,851	$ 579,836	$ 535,092
Rent expense, sublease rent offset			173,898	185,596	196,466
Rent expense, net			$ 421,953	$ 394,240	$ 338,626	$ 387	$ 4,639	$ 4,639
Number of operating leased assets						1			1